Note 19 - Trade receivables, net - Summary of the Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	$ 261,113	$ 265,898
Not guaranteed	2,268,822	2,273,537
Guaranteed and not guaranteed	$ 2,529,935	$ 2,539,435
Expected loss rate	0.06%	0.06%
Allowances for doubtful accounts	$ (1,636)	$ (1,657)
Nominative allowances for doubtful accounts	(47,410)	(43,838)
Net Value	2,480,889	2,493,940	$ 1,299,072
Current trade receivables, not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	236,714	237,784
Not guaranteed	1,613,626	1,756,707
Guaranteed and not guaranteed	$ 1,850,340	$ 1,994,491
Expected loss rate	0.02%	0.03%
Allowances for doubtful accounts	$ (312)	$ (654)
Nominative allowances for doubtful accounts
Net Value	1,850,028	1,993,837
Current trade receivables, past due, less than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	23,991	27,431
Not guaranteed	590,236	465,423
Guaranteed and not guaranteed	$ 614,227	$ 492,854
Expected loss rate	0.18%	0.18%
Allowances for doubtful accounts	$ (1,249)	$ (920)
Nominative allowances for doubtful accounts	(748)	(1,541)
Net Value	612,230	490,393
Current trade receivables, past due, greater than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	408	683
Not guaranteed	64,960	51,407
Guaranteed and not guaranteed	$ 65,368	$ 52,090
Expected loss rate	0.46%	0.77%
Allowances for doubtful accounts	$ (75)	$ (83)
Nominative allowances for doubtful accounts	(46,662)	(42,297)
Net Value	$ 18,631	$ 9,710